Schedule of debt maturities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Shareholder Loans Payable [Member]
Short-Term Debt [Line Items]
Remaining 2025
2025		$ 50,057,013
2026
2027
2028
Thereafter	9,013,611
Debt maturities	9,013,611	50,057,013
Less: debt discount
Total borrowings	9,013,611
2029
Thereafter
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Remaining 2025	315,940
2025		558,206
2026
2027
2028
Thereafter
Debt maturities	315,940	558,206
Less: debt discount
Total borrowings	315,940
2029
Thereafter
Shareholder Convertible Loans At Fair Value [Member]
Short-Term Debt [Line Items]
Remaining 2025
2025		22,560,124
2026
2027
2028
Thereafter
Debt maturities	0	22,560,124
Less: debt discount
Total borrowings	$ 0
2029
Thereafter